Property, Plant and Equipment, Net - Summary of Property, Plant and Equipment (Detail) $ in Millions	6 Months Ended
Jun. 30, 2022 CAD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	$ 34,225
Ending Balance	32,851
COST
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	50,901
Additions	1,556
Change in Decommissioning Liabilities	(1,030)
Exchange Rate Movements and Other	157
Ending Balance	51,584
ACCUMULATED DEPRECIATION, DEPLETION AND AMORTIZATION
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(16,676)
Depreciation, Depletion and Amortization (2)	2,016
Exchange Rate Movements and Other	(41)
Ending Balance	(18,733)
Oil and Gas Properties
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	27,531
Ending Balance	25,921
Oil and Gas Properties | COST
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	38,443
Additions	1,004
Change in Decommissioning Liabilities	(944)
Exchange Rate Movements and Other	22
Ending Balance	38,525
Oil and Gas Properties | ACCUMULATED DEPRECIATION, DEPLETION AND AMORTIZATION
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(10,912)
Depreciation, Depletion and Amortization (2)	1,707
Exchange Rate Movements and Other	15
Ending Balance	(12,604)
Processing, Transportation and Storage Assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	175
Ending Balance	143
Processing, Transportation and Storage Assets | COST
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	228
Additions	2
Change in Decommissioning Liabilities	(3)
Exchange Rate Movements and Other	2
Ending Balance	229
Processing, Transportation and Storage Assets | ACCUMULATED DEPRECIATION, DEPLETION AND AMORTIZATION
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(53)
Depreciation, Depletion and Amortization (2)	38
Exchange Rate Movements and Other	5
Ending Balance	(86)
Manufacturing Assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	5,923
Ending Balance	6,234
Manufacturing Assets | COST
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	10,495
Additions	522
Change in Decommissioning Liabilities	(63)
Exchange Rate Movements and Other	122
Ending Balance	11,076
Manufacturing Assets | ACCUMULATED DEPRECIATION, DEPLETION AND AMORTIZATION
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(4,572)
Depreciation, Depletion and Amortization (2)	213
Exchange Rate Movements and Other	(57)
Ending Balance	(4,842)
Retail and Other Assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	596
Ending Balance	553
Retail and Other Assets | COST
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,735
Additions	28
Change in Decommissioning Liabilities	(20)
Exchange Rate Movements and Other	11
Ending Balance	1,754
Retail and Other Assets | ACCUMULATED DEPRECIATION, DEPLETION AND AMORTIZATION
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(1,139)
Depreciation, Depletion and Amortization (2)	58
Exchange Rate Movements and Other	(4)
Ending Balance	$ (1,201)